Accounts receivable (Tables)	12 Months Ended
Mar. 29, 2014
Receivables [Abstract]
Summary of Accounts Receivables

Accounts receivable at March 29, 2014 and March 30, 2013 consist of the following:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Customer trade receivables	$5,777	$4,884
Other receivables	1,557	1,755

	$7,334	$6,639

Schedule of Continuity of Allowance for Doubtful Accounts

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2011	$2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Additional provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	2,109
Reduction in provision recorded	(7)
Net write-offs	(296)

Balance March 29, 2014	$1,806